COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Plaintiff claim	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 28, 2016 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Rent expense for operating leases	$ 90,113	$ 123,805	$ 118,199
Contract Receivable	231,000
Accrued litigation liability and related expenses	9,200
Surety bonds and letters of credit insurance program	$ 89,743
Asbestos Litigation
Commitments and Contingencies Disclosure [Line Items]
Number of plaintiffs | Plaintiff	6,000
Number of plaintiffs whose claims pending | claim	1,200
Number of plaintiffs whose claims closed through dismissals or settlements | claim	4,800
Settlement amount per claim	$ 2
WEC [Member]
Commitments and Contingencies Disclosure [Line Items]
Closing Working Capital				$ (976,506)
Target Working Capital				2,150,506
Chicago Bridge And Iron
Commitments and Contingencies Disclosure [Line Items]
Closing Working Capital				1,601,805
Target Working Capital				$ 427,805